PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:	PROPERTY AND EQUIPMENT, NET
	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$7,183	$6,448
Office furniture and equipment	3,191	3,081
Leasehold improvements	14,232	12,586
Capitalized internal-use software	14,727	12,473

Total cost	39,333	34,588
Less: accumulated depreciation and amortization	(27,648)	(25,672)
Property and equipment, net	$11,685	$8,916

Depreciation expenses related to the Company’s property and equipment totaled to $2,425, $2,070 and $1,644, for the years ended December 31, 2025, 2024 and 2023, respectively.

During 2025, the Company capitalized internal-use software development costs of $2,254. In 2024 there were no software development capitalization cost.

Amortization expense for the related capitalized internal-use software in the consolidated statements of income (loss) amounted to $60 during 2025. There were no expenses in 2024 and 2023.